September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Funds III
• BlackRock LifePath® Dynamic Retirement Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock LifePath® Dynamic Retirement Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 43.6%
BlackRock Real Estate Securities Fund	67,187	$ 1,025,951
BlackRock Tactical Opportunities Fund, Class K	1,546,359	24,772,668
Diversified Equity Master Portfolio	$121,241,707	121,241,707
International Tilts Master Portfolio	$35,941,353	35,941,353
iShares Core MSCI Emerging Markets ETF	311,216	20,515,359
iShares Global Infrastructure ETF(b)	147,927	9,041,298
iShares MSCI Canada ETF(b)	17,264	872,695
iShares MSCI EAFE Small-Cap ETF	75,544	5,795,736
iShares Russell 2000 ETF(b)	3,639	880,492
		220,087,259
Fixed-Income Funds — 49.5%
BlackRock Diversified Fixed Income Fund, Class K	21,091,075	201,630,675
iShares 0-5 Year TIPS Bond ETF	467,430	48,313,565
		249,944,240

Security	Shares	Value
Money Market Funds — 6.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(c)(d)	2,718,482	$ 2,719,841
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(c)	29,759,051	29,759,051
		32,478,892
Total Investments — 99.5% (Cost: $414,516,382)		502,510,391
Other Assets Less Liabilities — 0.5%		2,519,933
Net Assets — 100.0%		$ 505,030,324

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares/ Investment Value Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K(a)	$ 7,673,828	$ —	$ (7,843,163)	$ 884,844	$ (715,509)	$ —	—	$ —	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares	5,956,765	—	(3,236,533)(b)	(473)	82	2,719,841	2,718,482	8,799 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	79,955,947	—	(50,196,896)(b)	—	—	29,759,051	29,759,051	875,764	—
BlackRock Diversified Fixed Income Fund, Class K	146,370,069	94,162,954	(44,135,135)	(2,574,733)	7,807,520	201,630,675	21,091,075	7,268,648	—
BlackRock High Yield Bond Portfolio, Class K(a)	674,485	—	(682,063)	64,299	(56,721)	—	—	253	—
BlackRock Real Estate Securities Fund	1,593,766	19,636	(625,371)	(9,985)	47,905	1,025,951	67,187	19,636	—
BlackRock Tactical Opportunities Fund, Class K	16,975,975	6,189,860	—	—	1,606,833	24,772,668	1,546,359	—	—
Diversified Equity Master Portfolio	95,262,216	11,453,875 (b)(d)	—	4,647,249	9,878,367	121,241,707	$121,241,707	1,476,829	—
International Tilts Master Portfolio	16,959,545	13,411,743 (b)(d)	—	1,371,759	4,198,306	35,941,353	$35,941,353	568,015	—
iShares 0-5 Year TIPS Bond ETF	43,362,423	7,401,646	(3,694,950)	79,370	1,165,076	48,313,565	467,430	1,242,339	—
iShares Core MSCI Emerging Markets ETF	—	17,297,821	—	—	3,217,538	20,515,359	311,216	220,859	—
iShares Global Infrastructure ETF	6,885,318	959,415	—	—	1,196,565	9,041,298	147,927	129,542	—
iShares MSCI Canada ETF	—	762,615	—	—	110,080	872,695	17,264	5,282	—
iShares MSCI EAFE Small-Cap ETF	7,427,538	2,467,776	(5,626,604)	588,208	938,818	5,795,736	75,544	80,038	—
iShares Russell 2000 ETF	—	761,056	—	—	119,436	880,492	3,639	4,558	—
				$ 5,050,538	$ 29,514,296	$ 502,510,391		$ 11,900,562	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	49	12/11/25	$ 10,390	$ 72,050
S&P/TSE 60 Index	18	12/18/25	4,586	85,416
10-Year U.S. Treasury Note	6	12/19/25	675	1,917
10-Year U.S. Ultra Long Treasury Note	7	12/19/25	806	6,662
E-mini Russell 2000 Index	16	12/19/25	1,964	11,206
MSCI EAFE Index	42	12/19/25	5,849	22,643
MSCI Emerging Markets Index	13	12/19/25	884	16,018
S&P 500 E-Mini Index	30	12/19/25	10,108	134,861
U.S. Long Bond	59	12/19/25	6,881	127,577
5-Year U.S. Treasury Note	230	12/31/25	25,110	(21,920)
				456,430
Short Contracts
Micro E-mini S&P 500 Index	7	12/19/25	236	(3,156)
NASDAQ 100 E-Mini Index	30	12/19/25	14,941	(389,626)
Ultra U.S. Treasury Bond	229	12/19/25	27,523	(609,412)
				(1,002,194)
				$ (545,764)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	15,077,317	USD	9,936,240	Morgan Stanley & Co. International PLC	12/17/25	$ 49,410
EUR	7,609,555	USD	8,971,217	Morgan Stanley & Co. International PLC	12/17/25	1,961
USD	43,725	EUR	37,000	Goldman Sachs International	12/17/25	95
USD	186,672	JPY	27,289,000	Goldman Sachs International	12/17/25	725
						52,191
CAD	7,335,169	USD	5,327,167	Morgan Stanley & Co. International PLC	12/17/25	(37,556)
CAD	13,505,826	USD	9,808,606	Morgan Stanley & Co. International PLC	12/17/25	(69,150)
EUR	7,609,555	USD	8,992,774	Goldman Sachs International	12/17/25	(19,596)
JPY	2,906,510,535	EUR	16,830,993	Goldman Sachs International	12/17/25	(42,176)
JPY	2,810,808,598	USD	19,227,487	Goldman Sachs International	12/17/25	(74,686)
USD	1,418,209	AUD	2,152,000	Morgan Stanley & Co. International PLC	12/17/25	(7,052)
						(250,216)
						$ (198,025)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock LifePath® Dynamic Retirement Fund

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 62,904,199	$ —	$ —	$ 62,904,199
Fixed-Income Funds	249,944,240	—	—	249,944,240
Money Market Funds	32,478,892	—	—	32,478,892
	$345,327,331	$—	$—	345,327,331
Investments Valued at NAV(a)				157,183,060
				$ 502,510,391
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 270,144	$ 72,050	$ —	$ 342,194
Foreign Currency Exchange Contracts	—	52,191	—	52,191
Interest Rate Contracts	136,156	—	—	136,156
Liabilities
Equity Contracts	(392,782)	—	—	(392,782)
Foreign Currency Exchange Contracts	—	(250,216)	—	(250,216)
Interest Rate Contracts	(631,332)	—	—	(631,332)
	$(617,814)	$(125,975)	$—	$(743,789)

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s